OTHER ASSETS	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
OTHER ASSETS
OTHER ASSETS

NOTE 7 – OTHER ASSETS

The Company’s other assets consisted of the following at December 31, 2024 and September 30, 2024, respectively:

	December 31,	September 30,
	2024	2024
Solar incentive program	$6,500,000	$6,500,000
Litigation settlement	6,410,000	6,410,000
Notes receivable	5,225,010	150,000
Media partnership	1,200,000	1,200,000
Promoter and producer contracts	485,000	485,000
Security deposit	1,000	1,000
Total other assets	$19,821,010	$14,746,000

NOTE 8 – OTHER ASSETS

The Company’s other assets consisted of the following at September 30, 2024:

2024
Solar incentive program	$6,500,000
Litigation settlement	6,410,000
Media partnership	1,200,000
Promoter and producer contracts	485,000
Note receivable	150,000
Security deposit	1,000
Total other assets	$14,746,000

The Company had no other assets at September 30, 2023. The assets were acquired as part of the TAG transaction on September 17, 2024.